COMMITMENTS	12 Months Ended
Dec. 31, 2017
COMMITMENTS
COMMITMENTS

42.   COMMITMENTS

(a)      Capital commitments of property, plant and equipment

	December 31,	December 31,
	2016	2017

Contracted, but not provided for	7,594,756	2,967,541

(b)      Commitments under operating leases

The future aggregate minimum lease payments as at December 31, 2016 and 2017 pursuant to non-cancellable lease agreements entered into by the Group are summarized as follows:

	December 31,	December 31,
	2016	2017

Within one year	515,276	658,574
In the second to fifth years, inclusive	1,925,606	2,112,800
After five years	13,096,017	12,544,108

	15,536,899	15,315,482

(c)      Other capital commitments

As at December 31, 2016 and 2017,  the commitments to make capital contributions to the Group’s joint ventures and associates were as follows:

	December 31,	December 31,
	2016	2017

Associates	739,975	374,800
Joint ventures	278,664	—

	1,018,639	374,800